Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss Opening balance	€ 288	€ 284
Non-current financial assets measured at fair value through other comprehensive income Opening balance	242	258
Non-current financial assets at amortised cost Opening balance	102	77
Other non-current financial assets Opening balance	631	619
Acquisitions/additions	132	147
Sales/redemptions/reductions	(55)	(56)
Value adjustment through OCI	(14)	(23)
Value adjustment through P&L	(26)	(23)
Translation differences and other	(42)	16
Reclassifications	78	(47)
Non-current financial assets at fair value through profit or loss Ending Balance	380	288
Non-current financial assets measured at fair value through other comprehensive income Ending Balance	221	242
Non-current financial assets at amortised cost Ending Balance	103	102
Other non-current financial assets Ending Balance	704	631
Non-current financial assets at FVTPL
Disclosure of financial assets [line items]
Acquisitions/additions	118	76
Sales/redemptions/reductions	(14)	(31)
Value adjustment through OCI	0	0
Value adjustment through P&L	(26)	(25)
Translation differences and other	(22)	8
Reclassifications	36	(25)
Non-current financial assets at FVTOCI
Disclosure of financial assets [line items]
Acquisitions/additions	3	6
Sales/redemptions/reductions	(32)	(14)
Value adjustment through OCI	(14)	(23)
Value adjustment through P&L	0	0
Translation differences and other	(19)	12
Reclassifications	40	4
Non-current financial assets at Amortized cost
Disclosure of financial assets [line items]
Acquisitions/additions	11	65
Sales/redemptions/reductions	(9)	(11)
Value adjustment through OCI	0	0
Value adjustment through P&L	0	1
Translation differences and other	(2)	(4)
Reclassifications	€ 1	€ (27)